Commitments and Contingencies (Details) - USD ($)					6 Months Ended
	Aug. 01, 2023	Apr. 19, 2023	Feb. 21, 2023	Feb. 09, 2023	Jun. 30, 2023
Commitments and Contingencies [Abstract]
Term of time charter agreements					12 months
Future Minimum Contractual Charter Revenue [Abstract]
2024					$ 20,918,000
2025					1,810,000
Total					22,728,000
Unrecognized unconditional purchase obligation					$ 16,033,000
Minimum [Member]
Commitments and Contingencies [Abstract]
Renewal term of time charter agreements					2 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Renewal term of time charter agreements					4 months
Chrisea [Member]
Future Minimum Contractual Charter Revenue [Abstract]
Down payment				$ 3,500,000
Payment upon commencement of bareboat charter			$ 3,500,000
Term of bareboat charter					18 months
Daily rate of vessel				7,300
Repurchase price of vessel				$ 12,360,000
Synthesea [Member]
Future Minimum Contractual Charter Revenue [Abstract]
Down payment		$ 3,500,000
Term of bareboat charter					12 months
Optional term of bareboat charter					30 days
Daily rate of vessel		8,000
Repurchase price of vessel		$ 17,100,000
Synthesea [Member] | Subsequent Event [Member]
Future Minimum Contractual Charter Revenue [Abstract]
Payment upon commencement of bareboat charter	$ 3,500,000